TRANSACTIONS AND BALANCES WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 15 – TRANSACTIONS AND BALANCES WITH RELATED PARTIES

Transactions with related parties

Expenses:

	Year ended December 31,
	2016	2017	2018
	In USD thousands
Benefits to related parties:
Compensation and benefits to senior management, including benefit component of equity instrument grants	1,912	2,183	2,680
Number of individuals to which this benefit related	6	6	6
Compensation and benefits to directors, including benefit component of equity instrument grants	316	356	307
Number of individuals to which this benefit related	7	7	7

Key management compensation

Key management includes directors and executive officers. The compensation paid or payable to key management for services during each of the years indicated is presented below.

	Year ended December 31,
	2016	2017	2018
	In USD thousands
Salaries and other short-term employee benefits	1,609	1,808	1,669
Post-employment benefits	129	136	137
Other long-term benefits	30	34	35
Share-based compensation	460	561	1,146
	2,228	2,539	2,987